Equity (Details) - Schedule of Warrants Outstanding	Dec. 31, 2023 $ / shares shares
Exercise Prices One [Member]
Equity (Details) - Schedule of Warrants Outstanding [Line Items]
Number of Warrants	22,750
Exercise Price Per Share | $ / shares	$ 10
Issuance date	Feb. 26, 2020
Expiration date	Feb. 24, 2025
Exercise Prices Two [Member]
Equity (Details) - Schedule of Warrants Outstanding [Line Items]
Number of Warrants	160,727
Exercise Price Per Share | $ / shares	$ 25
Issuance date	Feb. 12, 2021
Expiration date	Feb. 09, 2026
Exercise Prices Three [Member]
Equity (Details) - Schedule of Warrants Outstanding [Line Items]
Number of Warrants	18,774
Exercise Price Per Share | $ / shares	$ 25
Issuance date	Feb. 17, 2021
Expiration date	Feb. 09, 2026
Exercise Prices Four [Member]
Equity (Details) - Schedule of Warrants Outstanding [Line Items]
Number of Warrants	202,251